BANK PREMISES AND EQUIPMENT - Bank's assets by category (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Bank premises and equipment, gross	$ 42,440	$ 40,903
Less allowance for depreciation and amortization	(16,023)	(15,366)
Bank premises and equipment, at cost less allowance for depreciation	26,417	25,537
Land
Property, Plant and Equipment [Line Items]
Bank premises and equipment, gross	9,003	9,003
Premises
Property, Plant and Equipment [Line Items]
Bank premises and equipment, gross	22,717	20,784
Furniture and equipment
Property, Plant and Equipment [Line Items]
Bank premises and equipment, gross	9,401	9,718
Leasehold improvements
Property, Plant and Equipment [Line Items]
Bank premises and equipment, gross	$ 1,319	$ 1,398